Intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets Including Goodwill [Abstract]
Schedule of changes in intangible assets
Changes in the net book value of intangible assets for the six months ended June 30, 2026 and 2025 are as follows (in thousands):

	June 30, 2026
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2026	$426,659	$35,455	$4,529	$6,081	$3,485	$30,316	$506,525
Acquisition	—	5	—	—	—	—	$5
Amortization	—	(61)	(1,225)	(385)	(549)	(2,034)	$(4,254)
Translation differences	(1,392)	(13)	(110)	(175)	(94)	(872)	$(2,656)
Ending balance	$425,267	$35,386	$3,194	$5,521	$2,842	$27,410	$499,620

	June 30, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$28	$360	$443,470
Amortization	—	(2)	(1,149)	(361)	(7)	(48)	(1,567)
Translation differences	1,885	1	693	733	3	39	3,354
Ending balance	$397,689	$35,008	$5,741	$6,444	$24	$351	$445,257